Annual Fund Operating Expenses - Victory SP 500 Index Fund	Nov. 01, 2021
Class A
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.55%
Class R
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.95%
Class Y
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.45%